EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
EARNINGS (LOSS) PER SHARE
Schedule of basic earnings (losses) per share

	December 31,	December 31,	December 31,
	2020	2019	2018
Resulted of the year attributable for controlling shareholders'	(10,724,828)	(2,817,518)	319,693
Weighted average number of shares in the year	1,361,264	1,361,264	1,105,826
Weighted average treasury shares	(12,042)	(12,042)	(12,333)
Weighted average number of outstanding shares	1,349,222	1,349,222	1,093,493
Basic loss per common share - R$	(7.94890)	(2.08825)	0.29236

Schedule of diluted earnings (losses) per share

	December 31,	December 31,	December 31,
	2020	2019	2018
Resulted of the year attributed to controlling shareholders'	(10,724,828)	(2,817,518)	319,693
Weighted average number of shares in the year (except treasury shares)	1,349,222	1,349,222	1,093,493
Adjustment by stock options			1,386
Weighted average number of shares (diluted)	1,349,222	1,349,222	1,094,879
Diluted loss per common share - R$	(7.94890)	(2.08825)	0.29199